Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of Basic and Diluted Loss Per Share
The calculations of the basic and diluted loss per share are based on the following data:

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss:
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share	(74,820)	(94,797)	(240,811)

Number of shares (‘000):
Weighted average number of ordinary shares for the purpose of calculating basic and diluted loss per share	361,480	404,186	390,944

Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share

	As of December 31,
	2020	2021	2022
Number of series A1 convertible preferred shares (“Series A1 Preferred Shares”)	132,057,583	132,057,583	132,057,583
Number of series A2 convertible preferred shares (“Series A2 Preferred Shares”)	73,371,157	73,371,157	73,371,157
Number of series B convertible preferred shares (“Series B Preferred Shares”)	297,352,949	297,352,949	297,352,949
Number of series C convertible preferred shares (“Series C Preferred Shares”)	256,449,944	256,449,944	256,449,944
Unvested restricted shares	14,447,616	8,094,901	6,930,235
Share options	151,133,235	155,059,183	135,979,705